Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 2) (Details)	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Level 2 [Member] USD ($)	Sep. 30, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Sep. 30, 2011 Counterparty And Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)
Total cash instruments														$ 77,270,000,000		¥ 5,952,000,000,000		¥ 5,983,000,000,000								$ 13,920,000,000	[1],[2]	¥ 1,072,000,000,000	[1],[2]	¥ 1,230,000,000,000	[1],[2]	$ 1,470,000,000	[1]	¥ 113,000,000,000	[1]	¥ 159,000,000,000	[1]	$ 13,480,000,000	[1]	¥ 1,038,000,000,000	[1]	¥ 789,000,000,000	[1]	$ 19,210,000,000	[1]	¥ 1,480,000,000,000	[1]	¥ 1,568,000,000,000	[1]	$ 1,450,000,000	[1]	¥ 112,000,000,000	[1]	¥ 171,000,000,000	[1]	$ 25,560,000,000	[1]	¥ 1,969,000,000,000	[1]	¥ 1,963,000,000,000	[1]	$ 10,000,000	[1]	¥ 1,000,000,000	[1]	¥ 2,000,000,000	[1]	$ 1,830,000,000	[1],[3]	¥ 141,000,000,000	[1],[3]	¥ 72,000,000,000	[1],[3]	$ 340,000,000	[1]	¥ 26,000,000,000	[1]	¥ 29,000,000,000	[1]
Total derivatives	364,340,000,000		28,069,000,000,000		16,919,000,000,000									344,690,000,000	[4]	26,556,000,000,000	[4]	15,664,000,000,000		(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]																																																							12,610,000,000	[4]	972,000,000,000	[4]	721,000,000,000	273,620,000,000	[4]	21,080,000,000,000	[4]	11,750,000,000,000	30,890,000,000	[4]	2,380,000,000,000	[4]	1,863,000,000,000	27,280,000,000	[4]	2,102,000,000,000	[4]	1,266,000,000,000	290,000,000	[4]	22,000,000,000	[4]	64,000,000,000	(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]
Subtotal														421,960,000,000		32,508,000,000,000		21,647,000,000,000		(339,250,000,000)	[5]	(26,136,000,000,000)	[5]	(15,428,000,000,000)	[5]
Loans and receivables														3,660,000,000	[6]	282,000,000,000	[6]	543,000,000,000	[6]
Collateralized agreements	187,585,000,000		14,451,579,000,000		15,156,318,000,000									10,190,000,000	[7]	785,000,000,000	[7]	904,000,000,000	[7]
Other assets	23,000,000		1,805,000,000
Non Trading Debt Securities	2,750,000,000		212,000,000,000											2,430,000,000		187,000,000,000		79,000,000,000
Other	19,201,000,000		1,479,214,000,000		568,493,000,000									120,000,000	[2]	9,000,000,000	[2]	0
Total							438,360,000,000		23,173,000,000,000	(339,250,000,000)	[5]	(15,428,000,000,000)	[5]			33,771,000,000,000						(26,136,000,000,000)	[5]
Total cash instruments								729,000,000,000																																																																																																							9,460,000,000				919,000,000,000								1,310,000,000	101,000,000,000	91,000,000,000	30,000,000	2,000,000,000	2,000,000,000	5,410,000,000	417,000,000,000	509,000,000,000	2,690,000,000	207,000,000,000	316,000,000,000	10,000,000	1,000,000,000	1,000,000,000	10,000,000	1,000,000,000	0	0	0	0	0	0
Total derivatives	358,290,000,000	[8]	27,603,000,000,000	[8]	16,860,000,000,000	[8]																																																																																																									342,590,000,000		26,393,000,000,000		15,903,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]																								12,750,000,000	982,000,000,000	784,000,000,000	[4]	272,990,000,000	21,031,000,000,000	11,861,000,000,000	[4]	30,670,000,000	2,363,000,000,000	1,835,000,000,000	[4]	25,820,000,000	1,989,000,000,000	1,341,000,000,000	[4]	360,000,000	28,000,000,000	82,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]
Subtotal																																																																																																															352,050,000,000		27,122,000,000,000		16,822,000,000,000		(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[5]
Short-term borrowings	1,768,000,000		136,182,000,000		183,524,000,000																																																																																																										1,570,000,000	[9]	121,000,000,000	[9]	182,000,000,000	[9]
Payables and deposits																																																																																																															0	[10]	0	[10]	0	[10]
Collateralized financing	180,631,000,000		13,915,838,000,000		13,686,438,000,000																																																																																																										1,270,000,000		98,000,000,000		332,000,000,000
Long-term borrowings																																																																																																															20,820,000,000	[11],[12],[9]	1,604,000,000,000	[11],[12],[9]	1,663,000,000,000	[11],[12],[9]
Total							$ 375,710,000,000		¥ 18,999,000,000,000	$ (341,100,000,000)	[5]	¥ (15,577,000,000,000)	[5]																																																																																																				¥ 28,945,000,000,000						¥ (26,278,000,000,000)	[5]

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans elected for the fair value option.
[7]	Includes collateralized agreements or collateralized financing elected for the fair value option.
[8]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[9]	Includes structured notes elected for the fair value option.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.